Registration No. 333-81393
                                                      Registration No. 811-01705

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      ------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

          Pre-Effective Amendment No.                                      [   ]

          Post-Effective Amendment No. 12                                  [ X ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

          Amendment No. 142

                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234
                           --------------------------

                                  DODIE KENT
                           VICE PRESIDENT AND COUNSEL

                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)
                           --------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                                 Foley & Lardner
                               Washington Harbour
                            3000 K Street, Northwest
                             Washington, D.C. 20007
                           --------------------------

          Approximate Date of Proposed Public Offering: Continuous.

          It is proposed that this filing will become effective (check appropriate box):

[ X ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

[   ]     On (date) pursuant to paragraph (b) of Rule 485.

[   ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(1) of Rule 485.
[   ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[   ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                          ---------------------------

          Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 12 ("PEA") to the Form N-4 Registration Statement File No. 333-81393 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/ modifications reflected in the supplement and related exhibits incorporated by reference in the Part C. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 31, 2004 TO THE MAY 1, 2004 PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAI") FOR:

EQUI-VEST(R) (SERIES 100 AND 300)
EQUI-VEST(R) TSA ADVANTAGE(SM)
EQUI-VEST(R) EXPRESS(SM)
EQUI-VEST(R) VANTAGE(SM)
EQUI-VEST(R)
EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS
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This Supplement modifies certain information contained in the above-referenced
Prospectuses and SAI's, as supplemented to date (together, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses.

Effective January 3, 2005, please note the following changes:

     1. In "Telephone operated program support ("TOPS") and EQAccess systems" under "Who is Equitable Life," please note the following change:

           The first paragraph following the bullets is deleted and replaced with the following:

           "TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client of AXA Advisors, you may use EQAccess by visiting our web site at http://www.axaonline.com and clicking on EQAccess. All other clients may access EQAccess by visiting our other web site at http://www.equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable."

     2. A. In "Distribution of the contracts" under "More Information," the first four paragraphs are deleted in their entirety and replaced with the following:

           "The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Both AXA Advisors and AXA Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

           AXA Advisors, an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker dealers and are members of the National Association of Securities Dealers, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker dealers also act as distributors for other AXA Equitable annuity products.

           The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of our affiliate, MONY Securities Corporation ("MSC"), a retail broker-dealer that has a selling agreement with AXA Distributors.

           We pay broker-dealer sales compensation to AXA Advisors. We also pay broker-dealer sales compensation to AXA Distributors which, in turn, pays MSC. In general, broker-dealers receiving sales compensation will pay a portion of it to individual financial representatives as commissions related to the sales of the contracts.

           Compensation paid to AXA Advisors for individual qualified and non-qualified EQUI-VEST(R) contracts generally will not exceed 8.5% of the total contributions made under the contracts for first and subsequent years. AXA Advisors, in turn, may pay its financial professionals either a portion of the contribution-based compensation or a reduced portion of the contribution-based compensation in combination with ongoing annual compensation ("asset-based compensation") up to 0.30% of the account value of the contract sold based on the financial professional's choice. Contribution-based compensation, when combined with asset-based compensation, could exceed 8.5% of the total contributions made under the contracts. Compensation paid for qualified periodic premium contracts under EQUI-VEST(R) employer sponsored programs generally will not exceed 16.0% of first year contributions and 6.0% of contributions made in subsequent years. AXA Advisors, in turn, will pay the financial professional a portion of the contribution-based compensation.

           Sales compensation paid to AXA Distributors generally will not exceed 6.50% of total contributions for all EQUI-VEST(R) contracts, except the rate paid for periodic contributions made to certain TSA and EDC* contracts (up to a limit) under the EQUI-VEST(R) employer sponsored


                                                                          X00866
888-1373 (12/04)                                                  134725 (12/04)
           programs contracts generally will not exceed 12.00% of first year contributions and 2.80% of contributions made in subsequent years. AXA Distributors, in turn, will pay selling broker-dealers either the contribution-based compensation, or a reduced portion of the contribution-based compensation in combination with asset-based compensation of up to 0.60% of the account value of all or a portion of the contracts sold through the selling broker-dealer. Contribution-based compensation, when combined with asset-based compensation, could exceed 6.50% of the total contributions made under the contracts.

           AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable, as well as payments from portfolio advisers for sales meetings and/or seminar sponsorships.

           AXA Equitable and/or AXA Advisors and/or AXA Distributors may use their respective past profits or other resources to pay brokers and other financial intermediaries for certain expenses they incur in providing services intended to promote the sales of our products and/or shares in the underlying Trusts. These services may include sales personnel training, prospectus review, marketing and related services as well as support services that benefit contract owners.

           * except for governmental EDC contracts issued in New York State."

        B. In the same section, the first sentence of the fifth paragraph is deleted in its entirety and replaced by the following:

           "Similarly, in an effort to promote the sale of our products, AXA Advisors (and AXA Distributors, with respect to our affiliate, MSC) may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of another product."

        C. In the same section, in the third sentence of the sixth paragraph, the following is added immediately after "AXA Advisors:"

           "and MSC"










                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

                                     PART C

                               OTHER INFORMATION
                               -----------------
This Part C is amended solely for the purpose of including the exhibits noted below and updating the information in Items 28 and 29. No amendment or deletion is made of any of the other information set forth under the Part C items as provided in the Registration Statement File No. 333-81393.


Item 24.   EXHIBITS

           Exhibit No.


             3.(i)(i) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc. (now AXA Distributors, LLC). incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File
                          No. 333-05593), filed on May 1, 1998.

             3.(i)(ii)    Form of First Amendment (dated January 1, 2001) to
                          Distribution Agreement dated January 1, 1998, in-corporated herein by reference to Exhibit 3(k)(ii) to the Registration Statement on Form N-4 (File No.
                          2-30070), filed on December 30, 2004.

Item 28.   Indemnification
           ---------------

           (b) Indemnification of Principal Underwriters
               -----------------------------------------
           To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

Item 29.   Principal Underwriters
           ----------------------
           (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, are the principal underwriters for Separate Accounts 49, A, FP, EQ Advisors Trust and AXA VIP Trust. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, 301 and I. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA Advisors, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

 Jerald E. Hampton                    Chairman of the Board, Co-President,
                                      Co-Chief Executive Officer
                                      and Director

 Robert S. Jones, Jr.                 Co-President, Co-Chief Executive Officer
                                      and Director

 Tom Wirtshafter                      Chief Operating Officer and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Ned Dane                             Executive Vice President

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Peter D. Noris                       Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President

 James Goodwin                        Senior Vice President

 Paul Gallagher                       Senior Vice President

 Jeffrey Green                        Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Erik Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Operations
                                      Officer

 David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

 Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President

 Peter Mastrantuono                   First Vice President

*Darren Gitlitz                       First Vice President

 Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

 Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

 Michael Higgins                      Vice President

 Gary Gordon                          Vice President

 Gisela Jackson                       Vice President

 Frank Massa                          Vice President

 Jose Montengro                       Vice President

 Roger Pacheco                        Vice President

 Edna Russo                           Vice President

 Michael Ryniker                      Vice President

 James Woodley                        Vice President

 Frank Acierno                        Assistant Vice President

(ii) AXA Distributors, LLC

NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                       (AXA DISTRIBUTORS, LLC)
----------------                       ----------------------
 Jerald Hampton                        Director and Chairman of the Board,
                                       President and Chief Executive Officer

 Laura Pantaleo                        Director and Executive Vice President
                                       and Head of Strategic Business Unit

 Deanna Mulligan                       Director

 Hunter Allen                          Executive Vice President and National
                                       Sales Director

 Michael McDaniel                      Executive Vice President, National
                                       Sales Manager, Broker/Dealer

 Michael Brandreit                     Executive Vice President, National
                                       Sales Manager, Financial Institutions

 Megan Condron                         Senior Vice President, National Accounts
                                       Director, Broker/Dealer

 Harry Johnson                         Senior Vice President

 Jeff Herman                           Senior Vice President

 Robert Mullett                        Senior Vice President

 Anthea Perkinson                      Senior Vice President, National Accounts
                                       Director, Financial Institutions

 Daniel Roebuck                        Senior Vice President

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 30th day of December, 2004.



                                       SEPARATE ACCOUNT A OF
                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                (Registrant)

                                       By: AXA Equitable Life Insurance Company
                                                (Depositor)

                                       By: /s/ Dodie Kent
                                          ---------------------------------
                                          Dodie Kent
                                          Vice President and Counsel
                                          AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 30th day of December, 2004.




                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Depositor)


                                        By: /s/ Dodie Kent
                                           ---------------------------------
                                           Dodie Kent
                                           Vice President and Counsel
                                           AXA Equitable Life Insurance Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Christopher M. Condron      Jean-Rene Fourtou             Christina Johnson
Henri de Castries           John C. Graves                Scott D. Miller
Claus-Michael Dill          Donald J. Greene              Joseph H. Moglia
Joseph L. Dionne            Mary R. (Nina) Henderson      Peter J. Tobin
                            James F. Higgins              Stanley B. Tulin






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

December 30, 2004